UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Robertson Opportunity Capital, LLC
Address: 8117 Preston Road
         West Tower, Suite 675
         Dallas, TX  75225

13F File Number:  28-11764

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      L. Sauer
Title:     Chief Financial Officer
Phone:     972.713.5001

Signature, Place, and Date of Signing:

     L. Sauer     Dallas, Texas     August 14, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     33

Form13F Information Table Value Total:     $128,625 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A D C TELECOMMUNICATIONS       COM NEW          000886309     2623   177572 SH       SOLE                   177572
ACME PACKET INC                COM              004764106     2354   303400 SH       SOLE                   303400
AMERICAN EXPRESS CO            COM              025816109     4373   116100 SH       SOLE                   116100
ARCH CAP GROUP LTD             ORD              G0450A105     7925   119500 SH       SOLE                   119500
ASSURED GUARANTY LTD           COM              G0585R106      989    55000 SH       SOLE                    55000
BLOCKBUSTER INC                CL B             093679207      407   201300 SH       SOLE                   201300
BLOCKBUSTER INC                CL A             093679108      386   154400 SH       SOLE                   154400
BLOUNT INTL INC NEW            COM              095180105     2562   220700 SH       SOLE                   220700
CEMEX SAB DE CV                SPON ADR NEW     151290889     5148   208408 SH       SOLE                   208408
CISCO SYS INC                  COM              17275R102     2482   106700 SH       SOLE                   106700
CITRIX SYS INC                 COM              177376100     2291    77900 SH       SOLE                    77900
DAIMLER AG                     REG SHS          D1668R123     2707    43900 SH       SOLE                    43900
DREW INDS INC                  COM NEW          26168L205     1806   113200 SH       SOLE                   113200
EAGLE MATERIALS INC            COM              26969P108      925    36500 SH       SOLE                    36500
EXTERRAN HLDGS INC             COM              30225X103    11262   157532 SH       SOLE                   157532
HEELYS INC                     COM              42279M107      267    65700 SH       SOLE                    65700
HOLLY CORP                     COM PAR $0.01    435758305     2529    68500 SH       SOLE                    68500
INTUIT                         COM              461202103     7937   287900 SH       SOLE                   287900
LABORATORY CORP AMER HLDGS     COM NEW          50540R409     6295    90400 SH       SOLE                    90400
LOOPNET INC                    COM              543524300     2003   177300 SH       SOLE                   177300
MBIA INC                       COM              55262C100      363    82700 SH       SOLE                    82700
MOODYS CORP                    COM              615369105     5445   158100 SH       SOLE                   158100
NAVTEQ CORP                    COM              63936L100     4535    58900 SH       SOLE                    58900
PARKER HANNIFIN CORP           COM              701094104     1958    27450 SH       SOLE                    27450
POWERSHARES QQQ TRUST          UNIT SER 1       73935A104      160      300 SH  PUT  SOLE                      300
RAYTHEON CO                    COM NEW          755111507     7817   138900 SH       SOLE                   138900
SOHU COM INC                   COM              83408W103    10362   147100 SH       SOLE                   147100
SOMANETICS CORP                COM NEW          834445405     6931   326915 SH       SOLE                   326915
SONUS NETWORKS INC             COM              835916107     5681  1661200 SH       SOLE                  1661200
SYNOPSYS INC                   COM              871607107     5689   238044 SH       SOLE                   238044
TIME WARNER INC                COM              887317105     4948   334300 SH       SOLE                   334300
VALERO ENERGY CORP NEW         COM              91913Y100     2265    55000 SH       SOLE                    55000
WELLPOINT INC                  COM              94973V107     5200   109100 SH       SOLE                   109100